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                             MORGAN STANLEY
                               DEAN WITTER
                           AFRICA INVESTMENT
                              FUND, INC.
-------------------------------------------------------------------------------


                         THIRD QUARTER REPORT
                          SEPTEMBER 30, 2000
                      MORGAN STANLEY DEAN WITTER
                      INVESTMENT MANAGEMENT INC.
                          INVESTMENT ADVISER




                      MORGAN STANLEY DEAN WITTER
                     AFRICA INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR


Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
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INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
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CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
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SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
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LEGAL COUNSEL

Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
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INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
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For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS
----------

For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter Africa Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -22.46%. For the period from the Fund's commencement of operations on February 14, 1994 through September 30, 2000, the Fund's total return, based on net asset value per share, was 31.55%. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $8 1/16, representing a 28.4% discount to the Fund's net asset value per share.

SOUTH AFRICA

The South African market fell by 16.6% for the nine months ended September 30, 2000 and rose 2.7% for the third quarter, as measured by the Johannesburg All Share Index. The market was resilient in the face of weak performance in other emerging markets, led by strength in oil, diamond and platinum stocks.

The economic recovery that the market continues to anticipate has failed to materialize in any significant way, prompting more downward revisions of growth. The market has now acknowledged that the economy will probably be subdued this year, growing around 2.8%, before a jump to 3.5% in 2001. The reticence of South African consumers to increase spending and the significant slack capacity in the manufacturing side of the economy have overwhelmed the effect of the sharp interest rate cuts throughout 1999.

The exchange rate continued to track the Euro relatively closely, and thus weakened slightly against the dollar during the third quarter and significantly on a year-to-date basis. Inflation numbers have continued to be negatively affected by high oil prices, coming in around the 8.5% level (though only 6.5% if one excludes the effects of food and energy), preempting any possibility for an interest rate cut. The country has no inflation target for this year, but rather a range of 3% to 6% by the end of 2002, which we believe is achievable. Real interest rates remain relatively high at about 5.5%, and are one of the key obstacles to generating higher growth.

We are positive about the market going forward, though we believe it will continue to be driven by specific bottom-up stories rather than a general reactivation of economic activity. Many commodity stocks should continue to benefit from a weaker rand, though some metal and raw material prices may suffer as a result of decelerating global growth. Valuations are supportive and earnings growth strong, falling in the 15% to 20% range on average.

EGYPT

The Egyptian market, as measured by the EFG Index, fell 40.1% during the first nine months of the year. Investors have reacted negatively to concerns about the currency, the state of the economy, the lack of a coherent economic policy, inadequate transparency in official statistics and poor earnings releases.

The availability of hard currency in the market has improved steadily throughout the year, especially after the decision to abandon the exchange rate peg to the dollar in June. The Egyptian pound slipped approximately 3.4% against the dollar during the third quarter of the year, as the market struggled to find a clearing level. The Central bank is sporadically releasing reserves to satisfy demand for dollars. Nevertheless, it has yet to articulate a formal policy on the exchange rate and its use of reserves which stand at about U.S.$15 billion.

Economic growth clearly decelerated over the past twelve months. As interest rates rose, fiscal spending was reined in and confidence waned. We estimate that the economy will post a 2% growth rate during calendar 2000, a sharp fall from the 4% to 6% growth rates the country had generated in the past. The economy appears to have bottomed out, however, as interest rates have retreated, and some key sectors are seeing improved trading conditions. Corporate earnings have been overwhelmingly disappointing in 2000 (the market has revised its EPS growth forecasts from 30% to about 12%), but we expect a better performance in 2001.

While we consider the economy is poised for a cyclical upturn, we firmly believe that the pivotal issue in Egypt is government policy and accountability. The economic authorities have failed to formulate a coherent policy framework to address the problems on the currency, fiscal and monetary fronts. Initiatives are introduced on a piecemeal basis and generally are too gradual in nature to have any significant effect on events or sentiment. Furthermore, government credibility suffered a severe blow by the revision of the fiscal deficit figures for the year ending June 1999 to 4.4%, from 1.3%. Economic growth figures are also questioned by the market, as the government apparently refuses to publish a growth rate under 4%.

We are not very enthusiastic about the prospect for significant improvements in government policy in the short term, but are encouraged by the very attractive valuations and very poor sentiment currently in the market. We believe that 2001 will bring improved earnings performance from our key Egyptian holdings, and the market's low expectations may be surpassed. Although our focus on the telecommunications sector has not paid off this year, we strongly feel the secular growth story remains intact and we remain overweight.

MAURITIUS

The SEMDEX Index fell 8.5% during the first nine months of the year, as investor interest in the market remained subdued and tourism companies reported disappointing earnings. The Mauritian economy has staged a remarkable comeback this year after a sluggish year in 1999 resulting from drought and high interest rates. The economy is poised to grow at 8% in 2000 and a more moderate 6% next year, as the agriculture sector bounced back more quickly than expected and inflation eased, allowing the Central bank to cut interest rates. Presidential elections will be held this year, and the two main opposition parties have come together in what appears to be a very strong bid to defeat the incumbent party. We are hopeful that the next administration will be more dynamic and forward looking than the present, as little has been achieved in the areas of privatization and economic deregulation over the past few years. Nonetheless, the Mauritius market remains one of our favorites, combining healthy economic prospects, strong management, good governance and low valuations.

ZIMBABWE

The Zimbabwe market posted a very strong third quarter, rising 55.5% (though it is still down 20.7% from the start of the year) as measured by the Industrial Index and using the parallel market exchange rate. The stock market returned as the preferred place for local investors to hedge themselves against an inflation rate that continues to hover around 55% and to gain some degree of cover to a declining exchange rate. The aftermath of the parliamentary elections where the opposition party, the MDC, gained a strong foothold has been relatively tranquil, though the ability of the two parties to work together is still in question. President Mugabe named a few technocrats to key positions in his cabinet after the elections, in an attempt to appease the financial community and better address some of the country's critical economic woes. A currency devaluation was engineered by the new cabinet, with the official exchange rate for the Zimbabwe dollar sliding from $38.4 to about $53.3 Zimbabwe dollars to the U.S. dollar. Transactions, however, are still taking place significantly above these levels. We continue to believe that an eventual change in the political status quo will lead to better economic times, prompting a strong market reaction.

GHANA

The Ghanaian market fell 49.9% during the first nine months of the year, as measured by the Databank Index, mainly as a result of a weaker currency. Low cocoa and high oil prices have had a profound impact on the external balances of the country, depleting reserves and creating a hard currency shortage that has not been solved by a weaker exchange rate. Furthermore, donors and multilateral institutions such as the IMF have stood on the sidelines this year, as they await the outcome of the December presidential elections. The resumption of these flows will prove critical in addressing this little publicized crisis, though a long term solution involves the slow process of diversifying the economy away from cocoa and gold and implementing a consistently prudent fiscal policy. Valuations have reached ridiculously low levels, with some stocks trading at 1 times to 1.5 times earnings, and we feel that with the stabilization of the currency and the removal of political uncertainty, the market can perform strongly.

BOTSWANA

The Domestic Companies Index in Botswana fell 3.8% during the first nine months of the year, as a result of weakness of the currency against the dollar. The market continues to be supported by a strong macroeconomic environment and stable flows into fund managers. The Fund's holdings in the brewery sector have posted very strong operating figures, yet have performed more poorly than the market, as foreign holders of the stock continue to liquidate their positions.

On July 2, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine month period ended September 30, 2000, the Fund repurchased 555,000 shares or 4.00% of its Common Stock at an average price per share of $8.69, excluding $28,000 in commissions paid, and an average discount of 30.36% from net asset value per share. For the year ended December 31, 1999, the Fund repurchased 455,300 shares or 3.17% of its Common Stock at an average price per share of $9.51, excluding $21,000 in commissions paid, and an average discount of 23.59% from net asset value per share. Since the inception of the program, the Fund has repurchased 2,112,356 shares or 13.67% of its Common Stock at an average price per share of $9.98, excluding $102,000 in commissions paid, and an average discount of 26.36% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A
RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.



-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION
FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

Morgan Stanley Dean Witter Africa Investment Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL                                                    TOTAL RETURN (%)
INFORMATION                           ---------------------------------------------------------------
                                             MARKET VALUE (1)                NET ASSET VALUE (2)
                                      -----------------------------      ----------------------------
                                                            AVERAGE                           AVERAGE
                                      CUMULATIVE             ANNUAL      CUMULATIVE            ANNUAL
                                      ----------            -------      ----------           -------
           YEAR TO DATE                 -22.28%                --          -22.46%               --
           ONE YEAR                     -12.19              -12.19%         -7.22              -7.22%
           FIVE YEAR                      3.40                0.67          10.46               2.01
           SINCE INCEPTION*              -5.73               -0.89          31.55               4.22

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                   [GRAPH]




                                                       YEAR ENDED DECEMBER 31,                            NINE MONTHS
                                                                                                             ENDED
                                                                                                         SEPTEMBER 30,
                                    1994*      1995        1996       1997       1998         1999           2000
                                   ------     ------      ------     ------     ------       ------      -------------

Net Asset Value Per Share.......   $14.43     $17.05      $16.86     $14.45      $11.69      $14.51             $11.25
Market Value Per Share .........   $11.38     $12.88      $13.63     $11.50       $8.38      $10.38              $8.06
Premium/(Discount) .............    -21.1%     -24.5%      -19.2%     -20.4%      -28.3%      -28.5%             -28.4%
Income Dividends ...............   $ 0.54     $ 0.96      $ 0.14     $ 0.30      $ 0.86      $ 0.30             $ 0.00#
Capital Gains Distributions ....       --      $0.01       $1.23      $2.25       $0.00#         --                 --
Fund Total Return (2)...........     7.34%     26.14%       8.64%      2.69%     -11.82%      27.34%            -22.46%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
  * The Fund commenced operations on February 14, 1994.
  # Amount is less than U.S.$0.01 per share.

Morgan Stanley Dean Witter Africa Investment Fund, Inc.
Portfolio Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

[PIE CHART]


Equity Securities                            (94.3%)
Short-Term Investments                        (5.7%)

-------------------------------------------------------------------------------
INDUSTRIES

[PIE CHART]


Banks                                        (17.2%)
Beverages                                     (9.8%)
Diversified Financials                        (4.5%)
Hotels Restaurants & Leisure                  (2.1%)
Industrial Conglomerates                      (9.4%)
IT Consulting & Services                      (3.2%)
Metals & Mining                              (12.5%)
Multiline Retail                              (2.1%)
Oil & Gas                                     (6.9%)
Other*                                       (18.2%)
Wireless Telecommunication Services          (14.1%)


-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

[PIE CHART]


Botswana                                      (4.8%)
Egypt                                        (15.7%)
Ghana                                         (5.6%)
Ivory Coast                                   (0.8%)
Kenya                                         (1.0%)
Mauritius                                    (11.6%)
Morocco                                       (1.4%)
Other*                                        (6.7%)
South Africa                                 (40.5%)
Tunisia                                       (1.3%)
Zimbabwe                                     (10.6%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

                                                        PERCENT OF
                                                        NET ASSETS
                                                        ----------
1.  Egyptian Company for Mobile Services (Egypt)            9.9%
2.  Sasol Ltd. (South Africa)                               6.9
3.  State Bank of Mauritius Ltd. (Mauritius)                6.7
4.  Anglo American Platinum Corp., Ltd. (South Africa)      5.4
5.  Sechaba Breweries Ltd. (Botswana)                       4.8
6.  De Beers (South Africa)                                 3.9
7.  Nedcor Ltd. (South Africa)                              3.6
8.  Dimension Data Holdings plc (South Africa)              3.2
9.  Remgro Ltd. (South Africa)                              2.6
10. M-Cell Ltd. (South Africa)                              2.6
                                                        ----------
                                                           49.6%
                                                        ----------
                                                        ----------

 * Other includes industries/countries not shown separately and other assets and liabilities.
** Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------
SEPTEMBER 30, 2000


                                                                         VALUE
                                                       SHARES            (000)
------------------------------------------------------------------------------
COMMON STOCKS (93.9%)
(Unless otherwise noted)
------------------------------------------------------------------------------
BOTSWANA (4.8%)
BEVERAGES
  Sechaba Breweries Ltd.                            7,877,940     U.S.$  6,470
                                                                  ------------
------------------------------------------------------------------------------
EGYPT (15.7%)
BEVERAGES
  Al-Ahram Beverages Co. GDR                          218,100            3,124
                                                                  ------------
CONSTRUCTION MATERIALS
  Suez Cement Co.                                      89,426              795
  Suez Cement Co. GDR                                  46,156              393
                                                                  ------------
                                                                         1,188
                                                                  ------------
ELECTRICAL EQUIPMENT
  Egyptian Electrical Cables Co.                        1,866                3
                                                                  ------------
FOOD PRODUCTS
  North Cairo Flour Mills Co.                              30               --@
                                                                  ------------
GAS UTILITIES
  Egypt Gas Co.                                        45,000            2,021
                                                                  ------------
TOBACCO
  Eastern Tobacco                                      70,334            1,421
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Company for
    Mobile Services                                   605,509           13,426
                                                                  ------------
                                                                        21,183
                                                                  ------------
------------------------------------------------------------------------------
GHANA (5.6%)
BANKS
  Ghana Commercial Bank Ltd.                        5,394,580            1,089
  SSB Bank                                          6,938,100            1,839
  Standard Chartered Bank
    (Ghana) Ltd.                                      893,400            2,492
                                                                  ------------
                                                                         5,420
                                                                  ------------
BEVERAGES
  Ghana Breweries Ltd.                                504,001               86
  Guinness (Ghana) Ltd.                             3,050,979              346
                                                                  ------------
                                                                           432
                                                                  ------------
DIVERSIFIED FINANCIALS
  Home Finance Co., Ltd.                            2,814,840              337
                                                                  ------------
FOOD PRODUCTS
  Unilever (Ghana) Ltd.                             2,494,900              567
                                                                  ------------
METALS & MINING
  Aluworks (Ghana) Ltd.                             1,070,000              331
  Ghana Pioneer Aluminum Factory                    1,043,400               39
                                                                  ------------
                                                                           370
                                                                  ------------
TOBACCO
  British American Tobacco Co.
    (Ghana)                                         6,749,660              373
                                                                  ------------
                                                                         7,499
                                                                  ------------
------------------------------------------------------------------------------
IVORY COAST (0.8%)
FOOD PRODUCTS
  Nestle Cote d'Ivoire                                  2,500              251
                                                                  ------------
INDUSTRIAL CONGLOMERATES
  Filature Tissages Sacs                               25,000              480
                                                                  ------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TEXTILES & APPAREL
  SOC Ivoirienne de Coco Rappe                         24,000              366
                                                                  ------------
                                                                         1,097
                                                                  ------------
------------------------------------------------------------------------------
KENYA (1.0%)
AUTO COMPONENTS
  Firestone East Africa Ltd.                        2,756,950              419
                                                                  ------------
BANKS
  Kenya Commercial Bank Ltd.                          991,326              339
                                                                  ------------
BUILDING PRODUCTS
  Athi River Mining Ltd.                            3,262,500              186
                                                                  ------------
DIVERSIFIED FINANCIALS
  National Industrial Credit Bank                     389,438              121
                                                                  ------------
ELECTRIC UTILITIES
  Kenya Power & Lighting Co., Ltd.                    150,000               83
                                                                  ------------
FOOD & DRUG RETAILING
  Uchumi Supermarket Ltd.                             297,107              170
                                                                  ------------
                                                                         1,318
                                                                  ------------
------------------------------------------------------------------------------
MALAWI (0.1%)
FOOD PRODUCTS
  Sugar Corporation of Malawi                       2,160,000              179
                                                                  ------------
------------------------------------------------------------------------------
MAURITIUS (11.6%)
BANKS
  Mauritius Commercial Bank                           782,036            2,505
  State Bank of Mauritius Ltd.                     14,588,822            9,068
                                                                  ------------
                                                                        11,573
                                                                  ------------
HOTELS RESTAURANTS & LEISURE
  New Mauritius Hotels Ltd.                         1,753,850            2,668
                                                                  ------------
INDUSTRIAL CONGLOMERATES
  Rogers and Co., Ltd.                                408,031            1,447
                                                                  ------------
                                                                        15,688
                                                                  ------------
------------------------------------------------------------------------------
MOROCCO (1.4%)
BANKS
  Wafabank                                             11,000              944
                                                                  ------------
INDUSTRIAL CONGLOMERATES
  ONA                                                   8,650              935
                                                                  ------------
                                                                         1,879
                                                                  ------------
------------------------------------------------------------------------------
NIGERIA (0.0%)
BANKS
  United Bank for Africa                              550,000               63
                                                                  ------------
------------------------------------------------------------------------------
SOUTH AFRICA (40.5%)
BANKS
  Nedcor Ltd.                                         227,537            4,894
                                                                  ------------
DIVERSIFIED FINANCIALS
  BOE Ltd.                                          2,151,161            1,228
                                                                  ------------
HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                              587,500            2,019
                                                                  ------------
INDUSTRIAL CONGLOMERATES
  Bidvest Group Ltd.                                  483,762            3,319
  Remgro Ltd.                                         599,590            3,544
  Venfin Ltd.                                         599,590            2,099
                                                                  ------------
                                                                         8,962
                                                                  ------------
------------------------------------------------------------------------------

                                       7

                                                                         VALUE
                                                       SHARES            (000)
------------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
INSURANCE
  Liberty Group Ltd.                                  221,100     U.S.$  1,940
  Metropolitan Life Ltd.                              408,200              479
                                                                  ------------
                                                                         2,419
                                                                  ------------
IT CONSULTING & SERVICES
  Dimension Data Holdings plc                         471,988            4,383
                                                                  ------------
MEDIA
  MIH Ltd.                                             57,100            1,709
                                                                  ------------
METALS & MINING
  Anglo American Platinum
    Corp., Ltd.                                       189,300            7,299
  De Beers (Centenary Linked Unit)                    187,706            5,219
  Impala Platinum Holdings Ltd.                        48,600            2,109
                                                                  ------------
                                                                        14,627
                                                                  ------------
OIL & GAS
  Sasol Ltd.                                        1,160,740            9,170
  Sasol Ltd. ADR                                       18,000              144
                                                                  ------------
                                                                         9,314
                                                                  ------------
SPECIALTY RETAIL
  Edgars Consolidated Stores Ltd.                     172,300              889
  Profurn Ltd.                                      1,312,700              782
                                                                  ------------
                                                                         1,671
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES
  M-Cell Ltd.                                         854,600            3,500
                                                                  ------------
                                                                        54,726
                                                                  ------------
------------------------------------------------------------------------------
TUNISIA (1.3%)
DIVERSIFIED FINANCIALS
  Banque de l'Habitat                                  95,151              809
  Tunsie Leasing SA                                    15,000              416
                                                                  ------------
                                                                         1,225
                                                                  ------------
ELECTRICAL EQUIPMENT
  Siame                                                12,000              543
                                                                  ------------
                                                                         1,768
                                                                  ------------
------------------------------------------------------------------------------
ZAMBIA (0.5%)
FOOD PRODUCTS
  Zambia Sugar Co., Ltd.                          151,371,609              435
                                                                  ------------
METALS & MINING
  Zambia Consolidated Copper
    Mines Ltd.                                        586,700              238
                                                                  ------------
                                                                           673
------------------------------------------------------------------------------
ZIMBABWE (10.6%)
BEVERAGES
  Delta Corp., Ltd.                                11,465,293            3,144
                                                                  ------------
DIVERSIFIED FINANCIALS
  NMBZ Holdings Ltd.                                1,168,000            3,203
                                                                  ------------
FOOD PRODUCTS
  Interfresh Ltd.                                  15,000,000              145
                                                                  ------------
HOTELS RESTAURANTS & LEISURE
  Zimbabwe Sun Ltd.                                10,053,378              227
                                                                  ------------
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  TA Holdings Ltd.                                 11,432,100              673
  Trans Zambezi Industries Ltd.                     8,572,410              207
                                                                  ------------
                                                                           880
                                                                  ------------
METALS & MINING
  Bindura Nickel Corp., Ltd.                        3,389,956            1,389
  Wankie Colliery Co., Ltd.                         7,871,900              216
                                                                  ------------
                                                                         1,605
                                                                  ------------
MULTILINE RETAIL
  Meikles Africa Ltd.                               3,528,880            2,789
                                                                  ------------
TOBACCO
  T.S.L., Ltd.                                      3,477,000              196
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES
  Econet Wireless Holdings Ltd.                     7,693,000            2,115
                                                                  ------------
                                                                        14,304
                                                                  ------------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost U.S.$162,977)                                                  126,847
                                                                  ------------
------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT
(a)Chase Securities, Inc., 6.25% dated
     9/29/00, due 10/02/00
   (Cost U.S.$7,130)                           U.S.$     7,130           7,130
                                                                  ------------
------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.4%)
  British Pound                                GBP         121             179
  Egyptian Pound                               EGP           6               2
  South African Rand                           ZAR           3              --@
  Zimbabwe Dollar                              ZWD      23,156             373
                                                                  ------------
  (Cost U.S.$547)                                                          554
                                                                  ------------
------------------------------------------------------------------------------
                                       8

                                                       AMOUNT           AMOUNT
                                                        (000)            (000)
------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost U.S.$170,654)                                             U.S.$134,531
                                                                  ------------
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OTHER ASSETS AND LIABILITIES (0.4%)
  Other Assets                                   U.S.$  8,260
  Liabilities                                          (7,729)             531
                                                 ------------     ------------
------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 12,002,509 issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                               U.S.$135,062
                                                                  ============
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         U.S.$  11.25
                                                                  ============
------------------------------------------------------------------------------

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than U.S.$500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

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SEPTEMBER 30, 2000 EXCHANGE RATES:
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EGP        Egyptian Pound              3.563 = U.S. $1.00
GBP        British Pound               0.676 = U.S. $1.00
ZAR        South African Rand          7.215 = U.S. $1.00
ZWD        Zimbabwe Dollar            62.000 = U.S. $1.00
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